Lease Liabilities (Details) - USD ($)	Dec. 31, 2024	Jun. 28, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease Liabilities [Line Items]
Right of use assets obtained in exchange for new operating lease liabilities	$ 70,000
Wisecome Oil Pte Ltd [Member]
Lease Liabilities [Line Items]
Lease term		2 years
Annual interest rate		5.25%